Leases - Schedule of Carrying Amounts of Lease Liabilities and Movements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Balance	¥ 4,552	¥ 14,090
Additions	3,258	4,025
Interest expense recognized during the year	92	564	¥ 783
Payments	(1,654)	(6,063)
Disposals	(3,658)	(4,396)
Disposal of subsidiaries		(3,668)
Balance	2,590	4,552	14,090
Office Building [Member]
Leases
Balance	0	12,413
Additions	3,258	0
Interest expense recognized during the year	70	427
Payments	(1,133)	(4,776)
Disposals	0	(4,396)
Disposal of subsidiaries		(3,668)
Balance	2,195	0	12,413
Charging stations [Member]
Leases
Balance	4,552	1,677
Additions	0	4,025
Interest expense recognized during the year	22	137
Payments	(521)	(1,287)
Disposals	(3,658)	0
Disposal of subsidiaries		0
Balance	¥ 395	¥ 4,552	¥ 1,677